PROPERTY, PLANT AND EQUIPMENT - Major Components of Property, Plant, and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	$ 3,348	$ 3,107
Accumulated depreciation	(1,781)	(1,641)
Property, plant and equipment, net	1,567	1,466
Land
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	79	79
Buildings and improvements
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	686	696
Machinery and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	1,722	1,606
Other equipment and leasehold improvements
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	360	369
Equipment on operating lease
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	65	56
Construction in progress
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	$ 436	$ 301